Commitments - Additional Information (Details) - USD ($)				6 Months Ended	11 Months Ended
	Mar. 23, 2023	Mar. 22, 2023	Nov. 01, 2021	Jun. 30, 2023	Dec. 31, 2021
Commitments [Line Items]
Aggregate purchase price					$ 225,400,000
Underwriting Agreement
Commitments [Line Items]
Deferred underwriting discount	$ 5,635,000	$ 8,050,000
Number of sale units			3,000,000
Offering price			$ 10
Aggregate purchase price			$ 30,000,000
Cash underwriting discount per unit			$ 0.2
Cash underwriting discount			$ 4,600,000
Deferred underwriting commission per unit			$ 0.35
Deferred underwriting commission			$ 8,050,000
Deferred underwriting fees				$ 2,415,000